Earnings per share (Tables)	12 Months Ended
Jun. 30, 2022
Summary of Basic and Diluted Earnings Per Share

	Consolidated Group
	2022	2021
Weighted average number of shares used in basic earnings per share	20,528,803	18,598,414
Weighted average number of shares used in diluted earnings per share	20,528,803	18,598,414